Benefit Plans (Obligations And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31	$ 5,047	$ 4,874
Net pension liability recognized at December 31	(930)	(379)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31	5,047	4,874
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension liability recognized at December 31	(83)	(70)
U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	321	288
Service cost	5	6
Interest cost	16	18
Benefits paid	(21)	(21)
Assumption changes	44	12
Actuarial losses (gains)	(13)	18
Benefit obligation at December 31	352	321
U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(21)	(21)
Fair value of plan assets at January 1	251	197
Actual return on plan assets	9	24
Employer contributions	30	51
Fair value of plan assets at December 31	269	251
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension liability recognized at December 31	(847)	(309)
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	4,932	4,589
Service cost	178	160
Interest cost	205	189
Benefits paid	(208)	(141)
Termination, settlement and curtailment	(4)	(27)
Assumption changes	510	16
Actuarial losses (gains)	6	(2)
Currency	(52)	116
Other	58	32
Benefit obligation at December 31	5,625	4,932
Non-U.S. Plans - Pension [Member] | Defined Benefit Plan, Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	(208)	(141)
Termination, settlement and curtailment		(19)
Fair value of plan assets at January 1	4,623	4,240
Actual return on plan assets	(162)	27
Employer contributions	505	382
Employee contributions	43	37
Currency	(23)	97
Fair value of plan assets at December 31	$ 4,778	$ 4,623